Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document type	6-K
Entity registrant name	ARCELORMITTAL
Entity central index key	0001243429
Current fiscal year end date	--12-31
Document period end date	Jun. 30, 2025
Document fiscal year focus	2025
Document fiscal period focus	Q2
Amendment flag	false